Other Losses	12 Months Ended
Dec. 31, 2022
Other Losses [Abstract]
OTHER LOSSES
11.	OTHER LOSSES

	Year ended December 31,
	2022	2021	2020
Bad debt provision of trade receivables	(53,991)	-	-
Impairment of long-lived assets	(39,778)	(12,500)	-
Others	(4,881)	(4,825)	-
	(98,650)	(17,325)	-